Other Disclosures - Adjustments to Cash Flows Statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to Cash Flow Statement
Depreciation, amortization and impairment	kr 248	kr 259	kr 139
Share-based compensation expenses	310	200	147
Other	(32)		5
Total adjustments for non-cash transactions	526	459	291
Receivables	(1,074)	306	(1,658)
Deferred income		513
Other payables	304	168	440
Total changes in working capital	kr (770)	kr 987	kr (1,218)